Note 11 - Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Emory [Member] | General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 30,785	$ 19,757	$ 94,690	$ 135,150